FAM Equity-Income Fund  (FAMEX)

Summary Prospectus

May 1, 2014

Before  you  invest,  you  may  want  to  review  the  Fund’s  prospectus,  which  contains  more  information  about  the  Fund  and  its

risks.   You can find the Fund’s prospectus and other information about the Fund online at http://www.famfunds.com/appli-

cations-literature-reports-fam-funds/index.cfm.  You  may  also  obtain  this  information  about  the  Fund  at  no  cost  by  calling

800.932.3271 or by sending an email request to info@famfunds.com.  The Fund’s full prospectus and Statement of Additional

Information, dated May 1, 2014, are incorporated by reference into this summary prospectus.

Investment Objective

FAM Equity-Income Fund’s investment objective is to provide current income as well as long-term capital appre-

ciation by investing primarily (at least 80% of its total assets) in income-producing stocks that pay dividends.  The

Fund distributes its income on a quarterly basis.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load ) on purchases

None

Maximum deferred sales charge (load)

None

Redemption fee

None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees

1.00%

Distribution and Service (12b-1) Fees

None

Other Expenses

0.29%

Acquired Fund Fee and Expenses

0.00%*

Total Annual Fund Operating Expenses

1.29%

*Amount is less than 0.01%

Expense Example:   This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time peri-

ods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1-Year

3-Year

5-Year

10-Year

$131

$409

$708

$1,556

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its port-

folio).   A  higher  portfolio  turnover  rate  may  indicate  higher  transaction  costs  and  may  result  in  higher  taxes

when  Fund  shares  are  held  in  a  taxable  account.   These  costs,  which  are  not  reflected  in  annual  fund  operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 10.33% of the average value of its portfolio.

Principal Investment Strategies

Fenimore Asset Management, Inc. (“Fenimore”), the investment advisor to the Fund, employs a “value approach”

in  making  its  common  stock  selections.   This  approach  is  based  on  Fenimore’s  belief  that  at  any  given  point  in

time  the  stock  price  of  a  company  may  sell  below  the  company’s  “true  business  worth”.   Factors  considered  in

evaluating  the  true  business  worth  include  the  company’s  current  earnings  and  Fenimore’s  opinion  as  to  its  fu-

ture earnings potential.  After identifying a company whose securities are determined to have a favorable price-

to-earnings  relationship,  Fenimore  plans  to  invest  in  such  securities  until  the  “true  business  worth”  nears  the market price of the company’s securities.

Generally,  the  Fund  will  attempt  to  remain  fully  invested  in  common  stocks  and  securities  that  are  convertible

into  common  stocks,  such  as  convertible  bonds  and  convertible  preferred  stocks.   The  Fund  may  invest  in  the

securities  of  issuers  of  all  sizes  and  market  capitalizations.   The  Fund  may  also  invest  in  the  securities  of  both domestic and foreign issuers.

Principal Risks

• Stock Market Risk -   the value of stocks fluctuate in response to the activities of individual companies and gen-

eral  stock  market  and  economic  conditions.   Stock  prices  may  decline  over  short  or  extended  periods  of  time.

Stocks are more volatile and riskier than some other forms of investments.

• Stock Selection Risk - the value stocks chosen for the Fund are subject to the risk that the market may never real-

ize their intrinsic value or their prices may go down.

• Small-Cap Risk  - small capitalization companies may not have the size, resources or other assets of large capi-

talization companies.

• Market Risk - the value of your investment will go up and down, which means that you could lose money.

• Foreign Investment Risk - the Fund may invest in securities of foreign issuers that are traded in foreign markets

or  may  be  represented  by  American  Depository  Receipts  that  are  traded  in  the  United  States.   Investments  in

non-U.S.  securities  may  involve  additional  risk  including  exchange  rate  fluctuation,  political  or  economic  in-

stability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

Annual Total Return

The following bar chart and table show some indication of the risks of investing in the Fund.  The bar chart shows changes

in the Fund’s performance since 2004.  The table shows the Fund’s average annual returns   (before and after taxes ) for the

one year, five year and ten year periods compared to those of the Russell MidCap Index, the Fund’s primary benchmark

index,  and  Russell  2000  Index,  the  Fund’s  previous  primary  benchmark  index.   The  Fund  recently  changed  its  primary

benchmark index to the Russell Midcap Index because it was determined that this index is more reflective of the Fund’s investment style.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information may be obtained at the Fund’s website famfunds.com.

Return for the Year Ended December 31

2004	14.04%
2005	5.75%
2006	6.57%
2007	-3.64%
2008	-29.04%
2009	21.43%
2010	17.47%
2011	6.79%
2012	11.02%
2013	29.79%

Best Quarter

2Q’09

16.68%

Worst Quarter

4Q’08

-21.88%

Average Annual Total Returns

As of December 31, 2013

1-Year

5-Year

10-Year

Return Before Taxes

29.79%

17.03%

6.79%

Return After Taxes on Distributions

28.05%

15.94%

5.87%

Return After Taxes on Distributions and Sale of Fund Shares

18.78%

13.88%

5.34%

Russell MidCap Index

34.76%

22.36%

10.22%

Russell 2000 Index

38.82%

20.08%

9.07%

The  after-tax  returns  shown  in  the  table  are  calculated  using  the  historical  highest  individual  federal  marginal

income  tax  rates,  and  do  not  reflect  the  impact  of  state  and  local  taxes.   Actual  after-tax  returns  depend  on  the

investor’s  tax  situation  and  may  differ  from  those  shown.   The  after-tax  returns  are  not  relevant  to  investors who  hold  their  Fund  shares  through  tax-deferred  arrangements  such  as  401(k)  plans  or  individual  retirement accounts, or to investors who are tax exempt.

Fund Management

Investment Advisor:  Fenimore Asset Management, Inc.

Portfolio Co-Managers:

Thomas O. Putnam, Chairman and Paul C. Hogan, CFA of Fenimore Asset Management, Inc.

Mr. Putnam has managed the Fund since 1996.

Mr. Hogan has co-managed the Fund since the Fund’s inception in 1996.

Purchase and Sale of Fund Shares

The minimum initial purchase is $500 for a regular account and $100 for an individual retirement account.  The minimum subsequent investment is $50.  You may redeem shares by mail or fax (518.234.7793).  Redemption pro-

ceeds will be sent by check to the address of record or by electronic bank transfer.

Tax Information

Fund  distributions  are  taxable,  and  will  be  taxed  as  ordinary  income  or  capital  gains,  unless  you  are  investing

through  a  tax-deferred  arrangement,  such  as  a  401(k)  plan  or  an  individual  retirement  account.   Such  tax-de-

ferred arrangements may be taxed upon withdrawals made from those arrangments.

Financial Intermediary Compensation

If  you  purchase  Fund  shares  through  a  broker-dealer  or  other  financial  intermediary  (such  as  a  bank),  the  Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These pay-

ments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesper-

son to recommend Fund shares over another investment.  Ask your salesperson or visit your financial intermedi-

ary’s Web site for more information.